Goodwill (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Goodwill [Abstract]
Impairment loss	¥ 66,491,000	$ 9,508,087	¥ 81,008,000